INCOME TAXES - Income tax benefit (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2017	Sep. 30, 2016	Sep. 30, 2017	Sep. 30, 2016	Dec. 31, 2016
Current expense (benefit):
Federal					$ (981)
State					5,310
Current expense (benefit)					4,329
Deferred benefit:
Federal					(223,159)
State					(40,830)
Deferred benefit					(263,989)
Tax benefit relating to uncertain tax positions					(6)
Income tax benefit	$ (134,688)	$ (118,230)	$ (429,664)	$ (101,332)	$ (259,666)